Commitments and Contingencies - Schedule of Future Ground Lease Payments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2016 (remainder)	$ 666,000		$ 666,000
2016					$ 1,306,000
2017	1,330,000		1,330,000		1,307,000
2018	1,330,000		1,330,000		1,307,000
2019	1,330,000		1,330,000		1,307,000
2020	1,330,000		1,330,000		1,307,000
2021	1,330,000		1,330,000		1,307,000
Thereafter	41,994,000		41,994,000		41,251,000
Total	49,310,000		49,310,000		49,092,000
Rent expense	$ 300,000	$ 0	$ 600,000	$ 0	$ 300,000	$ 0